Income Taxes (Details Textual)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2011
Income Taxes (Textual)
PRC enterprise income tax description	The National People's Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises ("HNTE") supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years.
Preferential tax rate					15.00%
HNTE [Member]
Income Taxes (Textual)
Preferential tax rate		15.00%	15.00%	15.00%
Other PRC [Member]
Income Taxes (Textual)
Tax percentage		25.00%
Hong Kong [Member]
Income Taxes (Textual)
Tax percentage		16.50%